Property and Equipment - Summary of Property and Equipment (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Balance, beginning	$ 807,652	$ 736,274
Additions	124,473	73,377
Disposals	(36,582)	(21,612)
Foreign currency adjustments	(77,960)	19,613
Balance, ending	817,583	807,652
Accumulated Depreciation
Balance, beginning	398,065	292,810
Depreciation	114,032	112,883
Disposals	(26,125)	(16,766)
Foreign currency adjustments	(26,282)	9,138
Balance, ending	459,690	398,065
Net Book Value	357,893	409,587
Computers [Member]
Cost
Balance, beginning	85,625	70,578
Additions	13,953	18,534
Disposals	(13,219)	(5,488)
Foreign currency adjustments	(7,122)	2,001
Balance, ending	79,237	85,625
Accumulated Depreciation
Balance, beginning	56,181	42,505
Depreciation	12,668	17,612
Disposals	(7,774)	(5,162)
Foreign currency adjustments	(4,895)	1,226
Balance, ending	56,180	56,181
Net Book Value	23,057	29,444
Office furniture and equipment [Member]
Cost
Balance, beginning	67,996	66,399
Additions	5,701
Disposals	(7,890)
Foreign currency adjustments	(5,438)	1,597
Balance, ending	60,369	67,996
Accumulated Depreciation
Balance, beginning	49,667	44,026
Depreciation	6,349	4,492
Disposals	(5,698)
Foreign currency adjustments	(4,058)	1,149
Balance, ending	46,260	49,667
Net Book Value	14,109	18,329
Leasehold Improvements [Member]
Cost
Balance, beginning	128,767	125,744
Foreign currency adjustments	(10,408)	3,023
Balance, ending	118,359	128,767
Accumulated Depreciation
Balance, beginning	115,816	99,301
Depreciation	8,148	13,849
Foreign currency adjustments	(9,787)	2,666
Balance, ending	114,177	115,816
Net Book Value	4,182	12,951
Lab Equipment [Member]
Cost
Balance, beginning	525,264	473,553
Additions	104,819	54,843
Disposals	(15,473)	(16,124)
Foreign currency adjustments	(54,992)	12,992
Balance, ending	559,618	525,264
Accumulated Depreciation
Balance, beginning	176,401	106,978
Depreciation	86,867	76,930
Disposals	(12,653)	(11,604)
Foreign currency adjustments	(7,542)	4,097
Balance, ending	243,073	176,401
Net Book Value	$ 316,545	$ 348,863